Financial Instruments - Summary of Details of Assets and Liabilities Considered under Level 3 Classification (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	₨ 833,171
Ending balance	817,062	$ 10,838	₨ 833,171
Level 3 [member] | Investments in equity instruments [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	6,668		5,685
Additions	2,124		2,869
Transferred to Investments accounted for using the equity method			(647)
Disposal	(1,327)		(1,341)
Gain recognized in foreign currency translation reserve	855		203
Gain/loss recognized in other comprehensive income	858		(101)
Ending balance	₨ 9,178		₨ 6,668